Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenue
Product revenue	$ 107,321	$ 43,335	$ 160,249	$ 72,821
License revenue	55,000		55,000
Total revenue	162,321	43,335	215,249	72,821
Cost of revenues	(47,112)	(19,930)	(68,950)	(33,994)
Gross profit	115,209	23,405	146,299	38,827
Selling, general and administrative	989,223	1,455,250	2,843,694	2,875,043
Research and development	348,619	162,261	1,029,637	467,471
Amortization	3,005	2,730	8,580	8,190
Operating loss	(1,225,638)	(1,596,836)	(3,735,612)	(3,311,877)
Other income (expense)
Interest expense, net	(1,087,578)	(247,310)	(1,972,428)	(564,383)
Change in fair value of derivative warrant liability	(202,110)		(202,110)
Grant revenue	31,223	20,894	113,319	57,922
Net loss	(2,484,103)	(1,823,252)	(5,796,831)	(3,818,338)
Net loss attributable to non-controlling interest	(69,843)	(2,398)	(191,674)	(13,742)
Net loss attributable to shareholders	$ (2,414,260)	$ (1,820,854)	$ (5,605,157)	$ (3,804,596)
Loss per common share attributable to common shareholders – basic and diluted (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.05)
Weighted average common share equivalents outstanding (in shares)	88,148,092	84,459,614	86,809,862	83,616,879
Net Loss	$ (2,484,103)	$ (1,823,252)	$ (5,796,831)	$ (3,818,338)
Foreign currency translation	(11,799)		(21,723)
Comprehensive loss	(2,495,902)	(1,823,252)	(5,818,554)	(1,653,711)
Comprehensive loss attributable to noncontrolling interest	(69,843)	(2,398)	(191,674)	(13,742)
Comprehensive loss attributable to common shareholders	$ (2,426,059)	$ (1,820,854)	$ (5,626,880)	$ (3,804,596)